Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	September 30, 2022	September 30, 2021

Purchased software, cost	$955,266	$935,587
Purchased patent, cost	1,100,000	-
Capitalized software, cost	1,843,571	-
Total intangible assets, at cost	3,898,837	935,587
Less: accumulated amortization	(930,092)	(808,458)
Intangible assets, net	$2,968,745	$127,129

Schedule of estimated future amortization expense for intangible assets
Years ending September 30,	Amortization expense

2023	$725,887
2024	725,887
2025	685,592
2026	685,592
2027	145,787
Total	$2,968,745